UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Ginnie Mae Fund

December 31, 2009

Ginnie Mae – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) ― 95.4%
GNMA, 4.50%, settlement date 1/15/10(2)	$ 87,500,000	$ 87,582,075
GNMA, 5.00%, settlement date 1/15/10(2)	11,000,000	11,312,818
GNMA, 4.50%, 7/15/33 to 11/15/39	169,768,192	170,178,664
GNMA, 5.00%, 6/15/33 to 12/15/39(3)	336,185,883	347,008,421
GNMA, 5.50%, 4/15/33 to 8/15/39(3)	469,471,309	493,862,619
GNMA, 6.00%, 7/20/16 to 2/20/39(3)	295,663,053	313,527,646
GNMA, 6.50%, 6/15/23 to 11/15/38(3)	68,447,211	73,322,937
GNMA, 7.00%, 5/15/17 to 12/20/29(3)	10,248,249	11,384,437
GNMA, 7.25%, 4/15/23 to 6/15/23(3)	62,151	69,344
GNMA, 7.50%, 6/15/13 to 11/15/31(3)	8,040,450	9,050,590
GNMA, 7.65%, 6/15/16 to 12/15/16(3)	89,164	97,727
GNMA, 7.75%, 11/15/22 to 6/20/23(3)	66,899	76,020
GNMA, 7.77%, 4/15/20 to 6/15/20(3)	236,605	267,799
GNMA, 7.85%, 9/20/22(3)	33,175	37,737
GNMA, 7.89%, 9/20/22(3)	14,483	16,492
GNMA, 7.98%, 6/15/19(3)	92,090	104,045
GNMA, 8.00%, 2/20/17 to 7/20/30(3)	2,414,808	2,770,163
GNMA, 8.15%, 2/15/21(3)	59,843	68,019
GNMA, 8.25%, 10/20/16 to 5/15/27(3)	538,778	605,706
GNMA, 8.35%, 11/15/20(3)	43,722	49,750
GNMA, 8.50%, 1/20/13 to 12/15/30(3)	1,977,617	2,259,385
GNMA, 8.75%, 1/15/17 to 7/15/27(3)	183,734	208,172
GNMA, 9.00%, 4/15/11 to 1/15/25(3)	1,209,032	1,368,809
GNMA, 9.25%, 9/15/16 to 3/15/25(3)	248,572	281,356
GNMA, 9.50%, 5/15/16 to 7/20/25(3)	460,642	524,431
GNMA, 9.75%, 8/15/17 to 11/20/21(3)	138,066	156,121
GNMA, 10.00%, 2/15/16 to 1/15/22(3)	99,876	112,003
GNMA, 10.25%, 5/15/12 to 2/15/19(3)	22,583	24,818
GNMA, 10.50%, 3/15/14 to 4/20/19(3)	69,166	76,982
GNMA, 11.00%, 3/15/10 to 6/15/20(3)	44,614	49,175
GNMA, 11.25%, 2/20/16(3)	2,092	2,342
GNMA, 11.50%, 2/15/13 to 10/20/18(3)	6,382	7,145
GNMA, 12.00%, 3/15/11 to 12/15/12(3)	7,037	7,624
GNMA, 12.25%, 2/15/14(3)	3,909	4,442
GNMA, 12.50%, 6/15/10 to 12/15/13(3)	15,079	16,478
GNMA, 13.00%, 1/15/11 to 8/15/15(3)	55,403	63,095
GNMA, 13.50%, 5/15/10 to 8/15/14(3)	22,741	26,451
GNMA, 13.75%, 8/15/14(3)	5,204	6,132
GNMA, 14.00%, 6/15/11 to 7/15/11(3)	1,333	1,474
GNMA, 14.50%, 10/15/12 to 12/15/12(3)	11,582	13,397
GNMA, 15.00%, 7/15/11 to 9/15/12(3)	12,093	13,897
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $1,499,479,861)		1,526,616,738
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) ― 6.8%
GNMA, Series 1998-6, Class FA, VRN, 0.74%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.51% with a cap of 9.00% (3)	3,658,856	3,677,222

Ginnie Mae – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount/Shares	Value

GNMA, Series 1998-17, Class F, VRN, 0.73%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 9.00%(3)	$ 433,894	$ 435,114
GNMA, Series 2000-22, Class FG, VRN, 0.43%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.20% with a cap of 10.00%(3)	192,476	192,706
GNMA, Series 2001-59, Class FD, VRN, 0.73%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	2,110,109	2,110,699
GNMA, Series 2001-62, Class FB, VRN, 0.73%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	4,297,523	4,285,243
GNMA, Series 2002-13, Class FA, VRN, 0.73%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	2,444,972	2,436,808
GNMA, Series 2002-24, Class FA, VRN, 0.73%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	4,277,936	4,263,410
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.58%, 1/20/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 9.00%(3)	1,227,265	1,234,645
GNMA, Series 2002-31, Class FW, VRN, 0.63%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 8.50%(3)	1,272,796	1,271,760
GNMA, Series 2003-14, Class F, VRN, 0.58%, 1/20/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(3)	59,237	59,250
GNMA, Series 2003-42, Class FW, VRN, 0.58%, 1/20/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.00%(3)	2,077,290	2,047,113
GNMA, Series 2003-46, Class PA, 5.00%, 5/20/29(3)	4,685,197	4,733,657
GNMA, Series 2003-55, Class PG, 5.00%, 6/20/29(3)	6,556,805	6,645,878
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32(3)	17,650,000	18,386,399
GNMA, Series 2003-66, Class HF, VRN, 0.68%, 1/20/10, resets monthly off the 1-month LIBOR plus 0.45% with a cap of 7.50%	4,127,791	4,125,196
GNMA, Series 2003-85, Class A SEQ, 4.50%, 9/20/27	2,967,089	3,038,722
GNMA, Series 2003-85, Class BM SEQ, 5.00%, 2/20/24	405,077	407,148
GNMA, Series 2003-85, Class BX SEQ, 5.50%, 2/20/24	405,077	407,241
GNMA, Series 2003-86, Class BD SEQ, 5.50%, 4/20/30	10,493,674	10,684,214
GNMA, Series 2003-110, Class HA SEQ, 5.00%, 5/20/29(3)	886,449	892,773
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33(3)	22,223,224	23,034,749
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.48%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.25% with a cap of 7.50%(3)	2,908,371	2,899,903
GNMA, Series 2004-46, Class BG SEQ, 5.00%, 5/20/25	1,953,802	1,974,118
GNMA, Series 2004-87, Class LA, 3.625%, 12/20/28(3)	3,129,566	3,143,427
GNMA, Series 2007-6, Class LA, 5.50%, 10/20/30	2,350,560	2,368,115
GNMA, Series 2007-33, Class LA, 5.50%, 4/20/31	4,917,039	4,958,332
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $106,819,825)		109,713,842
TEMPORARY CASH INVESTMENTS ― 5.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)	227,751	227,751

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/10, valued at $81,617,339), in a joint trading account at 0.001%, dated 12/31/09, due 1/4/10 (Delivery value $80,017,009)(3)	80,017,000

Ginnie Mae – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Value

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.50%-6.125%, 11/15/27-2/15/36, valued at $10,855,127), in a joint trading account at 0.001%, dated 12/31/09, due 1/4/10 (Delivery value $10,625,001)(3)
$ 10,625,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $90,869,751)	90,869,751
TOTAL INVESTMENT SECURITIES — 107.9%
(Cost $1,697,169,437)	1,727,200,331
OTHER ASSETS AND LIABILITIES — (7.9)%	(126,879,992)
TOTAL NET ASSETS — 100.0%	$1,600,320,339

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
158	U.S. Long Bond	March 2010	$18,229,250	$(766,036)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
607	U.S. Treasury 2-Year Notes	March 2010	$131,273,234	$651,796

Notes to Schedule of Investments
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity indicated, unless otherwise noted.
(2)	Forward commitment.
(3)	Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $248,398,000.

Ginnie Mae – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	–	$1,526,616,738	–
U.S. Government Agency Collateralized Mortgage Obligations	–	109,713,842	–
Temporary Cash Investments	$227,751	90,642,000	–
Total Value of Investment Securities	$227,751	$1,726,972,580	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(114,240)	–	–

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,697,169,437
Gross tax appreciation of investments	$ 36,597,199
Gross tax depreciation of investments	(6,566,305)
Net tax appreciation (depreciation) of investments	$ 30,030,894

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Government Bond Fund

December 31, 2009

Government Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) ― 46.9%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 0.4%
FNMA, VRN, 5.72%, 12/1/12(2)	$ 4,162,072	$ 4,406,387
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 46.5%
FHLMC, 4.50%, 1/1/19(2)	3,404,401	3,546,284
FHLMC, 5.00%, 5/1/23(2)	22,839,927	23,904,938
FHLMC, 5.50%, 10/1/34(2)	5,018,295	5,279,926
FHLMC, 5.50%, 4/1/38(2)	56,061,197	58,800,021
FHLMC, 6.50%, 7/1/47(2)	380,307	405,502
FNMA, 6.00%, settlement date 1/15/10(3)	20,798,784	22,030,467
FNMA, 6.50%, settlement date 1/15/10(3)	15,170,000	16,248,496
FNMA, 4.50%, 6/1/18	1,958,489	2,041,947
FNMA, 4.50%, 5/1/19(2)	9,742,625	10,133,437
FNMA, 5.00%, 9/1/20(2)	1,092,033	1,147,963
FNMA, 4.50%, 11/1/20	883,879	919,334
FNMA, 6.50%, 3/1/32(2)	537,727	581,166
FNMA, 7.00%, 6/1/32(2)	483,010	533,210
FNMA, 6.50%, 8/1/32(2)	679,438	734,748
FNMA, 5.50%, 7/1/33(2)	7,920,470	8,325,982
FNMA, 5.00%, 11/1/33(2)	38,716,035	39,897,683
FNMA, 5.50%, 8/1/34	29,827,992	31,355,125
FNMA, 5.50%, 9/1/34(2)	1,646,904	1,731,222
FNMA, 5.50%, 10/1/34(2)	13,126,707	13,798,768
FNMA, 5.00%, 8/1/35(2)	8,349,413	8,585,980
FNMA, 5.50%, 1/1/36(2)	31,007,640	32,575,788
FNMA, 5.00%, 2/1/36(2)	3,596,241	3,698,135
FNMA, 5.50%, 4/1/36(2)	10,315,943	10,837,651
FNMA, 5.00%, 5/1/36(2)	16,983,015	17,464,202
FNMA, 5.50%, 12/1/36(2)	9,202,897	9,652,497
FNMA, 5.50%, 2/1/37(2)	33,150,683	34,770,234
FNMA, 6.50%, 8/1/37(2)	6,564,749	7,005,819
FNMA, 6.00%, 11/1/37	43,180,831	45,812,163
FNMA, 6.00%, 9/1/38	3,668,883	3,879,843
FNMA, 6.00%, 11/1/38	5,251,840	5,553,821
FNMA, 4.50%, 2/1/39	14,310,437	14,304,414
FNMA, 6.50%, 6/1/47(2)	282,222	300,919
FNMA, 6.50%, 8/1/47(2)	664,084	708,080
FNMA, 6.50%, 8/1/47(2)	895,247	954,557
FNMA, 6.50%, 9/1/47(2)	111,430	118,812
FNMA, 6.50%, 9/1/47(2)	775,049	826,396
FNMA, 6.50%, 9/1/47(2)	786,490	838,595
FNMA, 6.50%, 9/1/47(2)	956,141	1,019,486
FNMA, 6.50%, 9/1/47(2)	1,464,805	1,561,848
FNMA, 6.00%, 4/1/48(2)	8,793,263	9,320,858
GNMA, 5.50%, 12/20/38	24,540,727	25,764,908
GNMA, 6.00%, 1/20/39	5,313,495	5,634,768
GNMA, 5.00%, 3/20/39	23,514,072	24,218,781
GNMA, 5.50%, 3/20/39	8,161,035	8,568,141
GNMA, 5.50%, 4/20/39	12,905,847	13,549,644

Government Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

GNMA, 5.00%, 12/15/39	$ 15,000,000	$ 15,456,501
		544,399,060
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $530,403,442)		548,805,447
U.S. TREASURY SECURITIES ― 25.7%
U.S. Treasury Bonds, 11.25%, 2/15/15(2)	20,500,000	28,927,427
U.S. Treasury Bonds, 10.625%, 8/15/15(2)	4,500,000	6,321,096
U.S. Treasury Bonds, 8.125%, 8/15/19(2)	7,600,000	10,231,500
U.S. Treasury Bonds, 8.125%, 8/15/21(2)	14,247,000	19,545,103
U.S. Treasury Bonds, 7.125%, 2/15/23(2)	10,700,000	13,726,099
U.S. Treasury Bonds, 6.625%, 2/15/27(2)	4,500,000	5,621,486
U.S. Treasury Bonds, 6.125%, 11/15/27(2)	6,000,000	7,149,378
U.S. Treasury Bonds, 5.50%, 8/15/28(2)	5,000,000	5,573,440
U.S. Treasury Bonds, 5.25%, 2/15/29(2)	5,000,000	5,418,755
U.S. Treasury Bonds, 3.50%, 2/15/39(2)	12,000,000	9,832,512
U.S. Treasury Bonds, 4.25%, 5/15/39(2)	9,500,000	8,915,161
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	3,000,000	2,872,503
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(2)	21,510,660	22,397,975
U.S. Treasury Notes, 0.875%, 4/30/11(2)	10,000,000	10,016,410
U.S. Treasury Notes, 4.125%, 8/31/12(2)	10,750,000	11,495,792
U.S. Treasury Notes, 1.875%, 4/30/14(2)	42,810,000	41,943,782
U.S. Treasury Notes, 2.375%, 8/31/14(2)	22,000,000	21,845,318
U.S. Treasury Notes, 2.125%, 11/30/14(2)	5,000,000	4,883,215
U.S. Treasury Notes, 4.875%, 8/15/16(2)	14,000,000	15,400,014
U.S. Treasury Notes, 4.75%, 8/15/17(2)	28,950,000	31,422,069
U.S. Treasury Notes, 4.00%, 8/15/18(2)	12,085,000	12,346,532
U.S. Treasury Notes, 3.625%, 8/15/19(2)	5,000,000	4,917,190
TOTAL U.S. TREASURY SECURITIES
(Cost $302,319,210)		300,802,757
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 20.9%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 8.3%
FHLMC, 1.125%, 12/15/11(2)	5,000,000	4,986,855
FHLMC, 1.75%, 6/15/12	5,000,000	5,025,145
FHLMC, 2.125%, 9/21/12(2)	10,000,000	10,113,010
FHLMC, 1.375%, 1/9/13(2)	20,000,000	19,668,100
FHLMC, 2.50%, 4/23/14	5,000,000	5,002,145
FHLMC, 3.625%, 8/25/14(2)	10,000,000	10,098,750
FNMA, 0.875%, 1/12/12(2)	15,000,000	14,891,880
FNMA, 2.75%, 3/13/14(2)	10,000,000	10,094,870
FNMA, 2.75%, 12/29/14(2)	10,000,000	9,895,830
FNMA, 5.00%, 2/13/17(2)	7,250,000	7,881,692
		97,658,277
GOVERNMENT-BACKED CORPORATE BONDS(4) ― 12.6%
Bank of America Corp., 2.10%, 4/30/12(2)	3,500,000	3,534,300
Bank of America Corp., 3.125%, 6/15/12(2)	18,800,000	19,491,972
Citigroup Funding, Inc., 1.375%, 5/5/11(2)	5,000,000	5,033,630
Citigroup Funding, Inc., 1.25%, 6/3/11	4,000,000	4,014,220
Citigroup Funding, Inc., 2.125%, 7/12/12(2)	4,000,000	4,033,352
Citigroup Funding, Inc., 1.875%, 10/22/12	2,000,000	1,993,794

Government Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Citigroup Funding, Inc., 1.875%, 11/15/12(2)	$ 8,000,000	$ 7,984,904
General Electric Capital Corp., 1.80%, 3/11/11(2)	5,000,000	5,057,875
General Electric Capital Corp., 2.25%, 3/12/12(2)	15,000,000	15,225,450
General Electric Capital Corp., 2.625%, 12/28/12(2)	1,500,000	1,528,711
GMAC, Inc., 1.75%, 10/30/12(2)	14,000,000	13,918,380
GMAC, Inc., 2.20%, 12/19/12(2)	5,150,000	5,184,155
Goldman Sachs Group, Inc. (The), 1.625%, 7/15/11(2)	3,500,000	3,532,634
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(2)	5,000,000	5,197,720
HSBC USA, Inc., 3.125%, 12/16/11(2)	5,000,000	5,176,705
John Deere Capital Corp., 2.875%, 6/19/12(2)	3,950,000	4,072,790
JPMorgan Chase & Co., 1.65%, 2/23/11(2)	5,000,000	5,057,405
Morgan Stanley, 2.00%, 9/22/11(2)	10,000,000	10,158,160
Morgan Stanley, 3.25%, 12/1/11(2)	5,000,000	5,189,025
State Street Corp., 2.15%, 4/30/12(2)	7,500,000	7,602,532
US Bancorp, 1.80%, 5/15/12	10,000,000	10,058,090
Wells Fargo & Co., 3.00%, 12/9/11(2)	4,500,000	4,647,834
		147,693,638
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $243,740,605)		245,351,915
COLLATERALIZED MORTGAGE OBLIGATIONS(1) ― 7.8%
FHLMC, Series 2560, Class FG SEQ, VRN, 0.73%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(2)	335,934	335,693
FHLMC, Series 2625, Class FJ SEQ, VRN, 0.53%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 7.50%(2)	2,180,463	2,178,147
FHLMC, Series 2706, Class EB, 5.00%, 9/15/20(2)	4,509,929	4,685,814
FHLMC, Series 2779, Class FM SEQ, VRN, 0.58%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(2)	2,439,991	2,423,972
FHLMC, Series 2780, Class BD SEQ, 4.50%, 10/15/17(2)	1,594,609	1,604,304
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	8,813,000	8,921,439
FHLMC, Series 2892, Class A SEQ, 5.00%, 5/15/21(2)	2,115,943	2,162,584
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	13,500,000	13,532,824
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(2)	10,000,000	10,394,158
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21(2)	2,102,895	2,225,424
FNMA, Series 2002-89, Class CA SEQ, 5.00%, 4/25/16(2)	147,462	148,227
FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(2)	1,837,399	1,875,314
FNMA, Series 2003-14, Class LA SEQ, 5.00%, 8/25/16(2)	584,798	592,687
FNMA, Series 2003-42, Class FK, VRN, 0.63%, 1/25/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)	2,304,859	2,290,619
FNMA, Series 2003-43, Class LF, VRN, 0.58%, 1/25/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(2)	4,334,927	4,302,764
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.63%, 1/25/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)	3,610,309	3,592,805
FNMA, Series 2004 W5, Class F1, VRN, 0.68%, 1/25/10, resets monthly off the 1-month LIBOR plus 0.45% with a cap of 7.50%(2)	4,660,808	4,545,814
FNMA, Series 2005-47, Class AN SEQ, 5.00%, 12/25/16(2)	689,065	704,869
FNMA, Series 2005-121, Class V SEQ, 4.50%, 6/25/29	12,516,322	12,532,430
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33(2)	12,000,000	12,438,204
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $89,224,273)	91,488,092

Government Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS ― 1.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)	767	$ 767

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/10, valued at $20,203,140), in a joint trading account at 0.001%, dated 12/31/09, due 1/4/10 (Delivery value $19,807,002)		19,807,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $19,807,767)		19,807,767
TOTAL INVESTMENT SECURITIES — 103.0%
(Cost $1,185,495,297)		1,206,255,978
OTHER ASSETS AND LIABILITIES — (3.0)%		(35,508,800)
TOTAL NET ASSETS — 100.0%		$1,170,747,178

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
170	U.S. Long Bond	March 2010	$19,613,750	$(824,215)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
656	U.S. Treasury 2-Year Notes	March 2010	$141,870,250	$704,412

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity indicated, unless otherwise noted.
(2)	Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $199,763,000.
(3)	Forward commitment.
(4)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or
December 31, 2012.

Government Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	–	$ 548,805,447	–
U.S. Treasury Securities	–	300,802,757	–
U.S. Government Agency Securities and Equivalents	–	245,351,915	–
Collateralized Mortgage Obligations	–	91,488,092	–
Temporary Cash Investments	$767	19,807,000	–
Total Value of Investment Securities	$767	$1,206,255,211	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(119,803)	–	–

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,185,500,549
Gross tax appreciation of investments	$ 28,446,732
Gross tax depreciation of investments	(7,691,303)
Net tax appreciation (depreciation) of investments	$ 20,755,429

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Inflation-Adjusted Bond Fund

December 31, 2009

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES ― 90.1%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$169,086,977	$ 178,835,855
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	151,178,184	152,205,742
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)	109,527,513	115,534,440
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)	76,814,923	73,850,328
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)	95,211,901	117,921,462
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)	128,605,762	138,261,225
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)	104,345,250	134,597,234
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)	40,596,261	50,313,991
U.S. Treasury Inflation Indexed Notes, 4.25%, 1/15/10(1)	56,663,649	56,800,888
U.S. Treasury Inflation Indexed Notes, 0.875%, 4/15/10(1)	154,962,738	155,676,961
U.S. Treasury Inflation Indexed Notes, 3.50%, 1/15/11(1)	13,849,081	14,382,492
U.S. Treasury Inflation Indexed Notes, 2.375%, 4/15/11(1)	59,194,216	61,016,273
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(1)	22,188,209	23,758,712
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)	47,619,804	49,822,220
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)	89,049,831	95,853,772
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	48,683,376	49,565,762
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	38,164,874	40,243,065
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	121,288,717	128,414,429
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)	35,751,450	36,994,385
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	138,654,165	147,060,074
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	218,910,590	227,940,652
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	102,720,221	108,361,821
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	142,246,908	150,392,820
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	118,845,601	129,569,515
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	66,450,800	71,855,111
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)	58,514,544	64,425,449
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	50,330,435	51,600,473
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)	48,070,398	48,243,163
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	87,397,184	92,818,519
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19(1)	35,941,975	37,362,797
TOTAL U.S. TREASURY SECURITIES
(Cost $2,690,698,212)		2,803,679,630
CORPORATE BONDS ― 5.0%
AEROSPACE & DEFENSE(2)
L-3 Communications Corp., 5.20%, 10/15/19(1)(3)	900,000	891,910
BEVERAGES ― 0.3%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(3)	3,120,000	3,489,467
Coca-Cola Co. (The), 3.625%, 3/15/14(1)	2,440,000	2,517,556
Coca-Cola Enterprises, Inc., 4.25%, 3/1/15(1)	2,490,000	2,618,561
		8,625,584
BIOTECHNOLOGY ― 0.1%
Amgen, Inc., 5.85%, 6/1/17(1)	2,590,000	2,834,509
CAPITAL MARKETS ― 0.6%
Credit Suisse (New York), 5.50%, 5/1/14(1)	3,710,000	4,029,984
Credit Suisse (New York), 5.30%, 8/13/19(1)	3,240,000	3,333,639
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	2,980,000	3,479,988
Morgan Stanley, 4.20%, 11/20/14(1)	3,230,000	3,235,788
Morgan Stanley, 7.30%, 5/13/19(1)	3,190,000	3,588,332
		17,667,731

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

CHEMICALS ― 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(1)	$ 1,560,000	$ 1,864,423
COMMERCIAL BANKS ― 0.4%
Westpac Banking Corp., 1.90%, 12/14/12(1)(3)	12,500,000	12,407,863
Westpac Banking Corp., 4.875%, 11/19/19(1)	1,610,000	1,592,158
		14,000,021
COMMUNICATIONS EQUIPMENT ― 0.2%
Cisco Systems, Inc., 2.90%, 11/17/14(1)	3,100,000	3,097,842
Cisco Systems, Inc., 5.90%, 2/15/39(1)	3,300,000	3,348,220
		6,446,062
CONSUMER FINANCE ― 1.1%
General Electric Capital Corp., 3.75%, 11/14/14(1)	4,640,000	4,636,998
John Deere Capital Corp., 4.90%, 9/9/13(1)	1,500,000	1,613,806
SLM Corp., 1.32%, 1/25/10(1)	28,301,250	28,353,933
		34,604,737
DIVERSIFIED FINANCIAL SERVICES ― 0.2%
Bank of America Corp., 6.50%, 8/1/16(1)	4,570,000	4,920,812
BP Capital Markets plc, 3.125%, 3/10/12(1)	1,700,000	1,752,003
		6,672,815
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.3%
AT&T, Inc., 6.70%, 11/15/13(1)	1,820,000	2,055,175
AT&T, Inc., 6.55%, 2/15/39(1)	3,250,000	3,435,829
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	2,320,000	2,520,146
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	1,560,000	1,938,150
		9,949,300
ELECTRIC UTILITIES ― 0.1%
Duke Energy Ohio, Inc., 2.10%, 6/15/13(1)	1,950,000	1,926,957
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	2,600,000	2,628,329
		4,555,286
INDUSTRIAL CONGLOMERATES ― 0.1%
General Electric Co., 5.25%, 12/6/17(1)	1,770,000	1,811,614
INSURANCE(2)
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(1)(3)	1,300,000	1,348,208
MACHINERY ― 0.1%
Deere & Co., 5.375%, 10/16/29(1)	1,950,000	1,952,188
MEDIA ― 0.2%
Comcast Corp., 5.90%, 3/15/16(1)	1,880,000	2,027,242
News America, Inc., 6.90%, 8/15/39(1)(3)	1,630,000	1,784,009
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	1,210,000	1,415,436
		5,226,687
METALS & MINING ― 0.1%
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(1)	2,000,000	2,159,798
MULTI-UTILITIES ― 0.3%
Dominion Resources, Inc., 6.40%, 6/15/18(1)	3,250,000	3,555,880
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	1,820,000	2,027,875
PG&E Corp., 5.75%, 4/1/14(1)	3,270,000	3,528,003
Sempra Energy, 6.50%, 6/1/16(1)	1,250,000	1,357,420
		10,469,178
OIL, GAS & CONSUMABLE FUELS ― 0.5%
Chevron Corp., 3.95%, 3/3/14	2,440,000	2,549,841
ConocoPhillips, 4.75%, 2/1/14(1)	5,990,000	6,437,381

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Shell International Finance BV, 4.30%, 9/22/19(1)	$ 3,240,000	$ 3,207,367
XTO Energy, Inc., 6.50%, 12/15/18(1)	1,870,000	2,140,546
		14,335,135
PAPER & FOREST PRODUCTS ― 0.1%
International Paper Co., 7.30%, 11/15/39(1)	1,920,000	2,043,254
PERSONAL PRODUCTS(2)
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)(3)	1,300,000	1,284,604
PHARMACEUTICALS ― 0.2%
Pfizer, Inc., 6.20%, 3/15/19(1)	3,250,000	3,619,190
Roche Holdings, Inc., 6.00%, 3/1/19(1)(3)	2,130,000	2,344,721
		5,963,911
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
ProLogis, 7.375%, 10/30/19(1)	1,300,000	1,284,533
TOTAL CORPORATE BONDS
(Cost $150,937,997)		155,991,488
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 1.3%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 0.5%
FNMA, 5.625%, 7/15/37(1)	15,500,000	16,374,293
GOVERNMENT-BACKED CORPORATE BONDS(4) ― 0.8%
Bank of America Corp., 3.125%, 6/15/12(1)	7,000,000	7,257,649
GMAC, Inc., 1.75%, 10/30/12(1)	18,000,000	17,895,060
		25,152,709
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $41,387,483)		41,527,002
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) ― 1.0%
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.41%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps(1)(3)	11,925,643	10,240,419
GMAC Commercial Mortgage Securities, Inc., Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(1)	2,458,636	2,461,114
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(1)	10,659,000	10,788,267
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 0.53%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.30% with no caps(1)(3)	8,927,324	7,753,677
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $34,028,789)		31,243,477
ASSET-BACKED SECURITIES(5) ― 0.6%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	11,800,000	11,641,715
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1 SEQ, 2.12%, 2/1/16(1)	6,500,000	6,467,080
TOTAL ASSET-BACKED SECURITIES
(Cost $18,299,260)		18,108,795
MUNICIPAL SECURITIES ― 0.2%
California GO, (Building Bonds), 7.55%, 4/1/39(1)	1,710,000	1,685,906
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(1)	1,750,000	1,679,458

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount/Shares	Value

Texas GO, (Building Bonds), 5.52%, 4/1/39(1)	$ 1,750,000	$ 1,714,265
TOTAL MUNICIPAL SECURITIES
(Cost $5,065,326)		5,079,629
TEMPORARY CASH INVESTMENTS ― 0.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)	3,623	3,623

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/10, valued at $29,376,000), in a joint trading account at 0.001%, dated 12/31/09, due 1/4/10 (Delivery value $28,800,003)(1)		28,800,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $28,803,623)		28,803,623
TOTAL INVESTMENT SECURITIES — 99.1%
(Cost $2,969,220,690)		3,084,433,644
OTHER ASSETS AND LIABILITIES — 0.9%		28,858,451
TOTAL NET ASSETS — 100.0%		$3,113,292,095

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
439	U.S. Long Bond	March 2010	$50,649,625	$(2,128,415)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
1,694	U.S. Treasury 2-Year Notes	March 2010	$366,353,969	$1,819,015

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
TOTAL RETURN
$44,200,000	Pay a fixed rate equal to 1.13% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2012.	–	$(1,102,366)
8,000,000	Pay a fixed rate equal to 0.08% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with UBS AG. Expires November 2013.	–	(77,097)
24,000,000	Pay a fixed rate equal to 1.31% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2017.	–	(537,632)
32,000,000	Pay a fixed rate equal to 0.30% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires December 2019.	–	416,559
58,300,000	Pay a fixed rate equal to 1.77% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires December 2027.	–	(344,800)
		–	$(1,645,336)

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
CPI	-	Consumer Price Index
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
NSA	-	Not Seasonally Adjusted
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $418,649,000.
(2)	Category is less than 0.05% of total net assets.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $41,544,878, which represented 1.3% of total net assets.

(4)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or
December 31, 2012.

(5)	Final maturity indicated, unless otherwise noted.

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$2,803,679,630	–
Corporate Bonds	–	155,991,488	–
U.S. Government Agency Securities and Equivalents	–	41,527,002	–
Commercial Mortgage-Backed Securities	–	31,243,477	–
Asset-Backed Securities	–	18,108,795	–
Municipal Securities	–	5,079,629	–
Temporary Cash Investments	$3,623	28,800,000	–
Total Value of Investment Securities	$3,623	$3,084,430,021	–
Other Financial Instruments
Futures Contracts	$(309,400)	–	–
Swap Agreements	–	$(1,645,336)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(309,400)	$(1,645,336)	–

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,972,076,540
Gross tax appreciation of investments	$ 116,086,123
Gross tax depreciation of investments	(3,729,019)
Net tax appreciation (depreciation) of investments	$ 112,357,104

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short-Term Government Fund

December 31, 2009

Short-Term Government – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES ― 54.2%
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	$ 21,510,660	$ 22,397,975
U.S. Treasury Notes, 4.50%, 2/28/11(1)	18,000,000	18,793,836
U.S. Treasury Notes, 0.875%, 4/30/11(1)	65,000,000	65,106,665
U.S. Treasury Notes, 1.125%, 6/30/11(1)	63,000,000	63,275,688
U.S. Treasury Notes, 1.00%, 9/30/11(1)	45,000,000	45,001,800
U.S. Treasury Notes, 1.00%, 10/31/11(1)	110,500,000	110,435,136
U.S. Treasury Notes, 1.75%, 11/15/11(1)	22,500,000	22,790,925
U.S. Treasury Notes, 0.75%, 11/30/11(1)	34,500,000	34,285,755
U.S. Treasury Notes, 1.00%, 12/31/11	15,000,000	14,962,515
U.S. Treasury Notes, 1.125%, 1/15/12(1)	52,000,000	51,967,552
U.S. Treasury Notes, 1.875%, 6/15/12(1)	90,000,000	91,012,590
U.S. Treasury Notes, 1.50%, 7/15/12(1)	20,000,000	20,037,520
U.S. Treasury Notes, 1.375%, 9/15/12(1)	5,000,000	4,978,130
U.S. Treasury Notes, 1.375%, 10/15/12(1)	34,500,000	34,316,736
U.S. Treasury Notes, 1.375%, 11/15/12(1)	26,000,000	25,821,276
TOTAL U.S. TREASURY SECURITIES
(Cost $624,368,083)		625,184,099
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 27.9%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 13.9%
FHLMC, 1.125%, 12/15/11(1)	5,000,000	4,986,855
FHLMC, 2.125%, 3/23/12(1)	34,750,000	35,301,656
FHLMC, 1.75%, 6/15/12	15,000,000	15,075,435
FHLMC, 2.125%, 9/21/12(1)	40,000,000	40,452,040
FHLMC, 1.375%, 1/9/13(1)	20,000,000	19,668,100
FNMA, 0.875%, 1/12/12(1)	35,000,000	34,747,720
FNMA, 1.75%, 12/28/12(1)	10,000,000	9,923,900
		160,155,706
GOVERNMENT-BACKED CORPORATE BONDS(2)― 14.0%
Bank of America Corp., 2.10%, 4/30/12(1)	5,000,000	5,049,000
Bank of America Corp., 3.125%, 6/15/12(1)	17,000,000	17,625,719
Citigroup Funding, Inc., 1.375%, 5/5/11(1)	14,500,000	14,597,527
Citigroup Funding, Inc., 1.875%, 10/22/12	5,000,000	4,984,485
General Electric Capital Corp., 1.80%, 3/11/11(1)	5,000,000	5,057,875
General Electric Capital Corp., 2.25%, 3/12/12(1)	15,000,000	15,225,450
GMAC, Inc., 1.75%, 10/30/12(1)	13,000,000	12,924,210
GMAC, Inc., 2.20%, 12/19/12(1)	9,500,000	9,563,004
Goldman Sachs Group, Inc. (The), 1.625%, 7/15/11(1)	6,000,000	6,055,944
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(1)	6,500,000	6,757,036
HSBC USA, Inc., 3.125%, 12/16/11(1)	7,000,000	7,247,387
John Deere Capital Corp., 2.875%, 6/19/12(1)	5,000,000	5,155,430
JPMorgan Chase & Co., 1.65%, 2/23/11(1)	11,000,000	11,126,291
Morgan Stanley, 2.00%, 9/22/11(1)	10,000,000	10,158,160
Morgan Stanley, 3.25%, 12/1/11(1)	10,000,000	10,378,050
State Street Corp., 2.15%, 4/30/12(1)	5,000,000	5,068,355
US Bancorp, 1.80%, 5/15/12	15,000,000	15,087,135
		162,061,058
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $320,703,379)		322,216,764

Short-Term Government – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS(3) ― 9.8%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17(1)	$ 11,848,969	$ 12,536,583
FHLMC, Series 2522, Class XA SEQ, 5.00%, 8/15/16(1)	463,671	468,048
FHLMC, Series 2552, Class HA SEQ, 5.00%, 9/15/16(1)	105,776	106,261
FHLMC, Series 2624, Class FE SEQ, VRN, 0.53%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 8.00%(1)	4,863,260	4,817,961
FHLMC, Series 2625, Class FJ SEQ, VRN, 0.53%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 7.50%(1)	3,706,786	3,702,850
FHLMC, Series 2631, Class PC, 4.50%, 3/15/16(1)	9,441,488	9,658,993
FHLMC, Series 2672, Class QR, 4.00%, 9/15/10(1)	1,501,768	1,533,702
FHLMC, Series 2688, Class DE SEQ, 4.50%, 2/15/20(1)	3,143,833	3,218,123
FHLMC, Series 2699, Class TG SEQ, 4.00%, 5/15/17(1)	1,614,831	1,668,874
FHLMC, Series 2709, Class PC, 5.00%, 9/15/18(1)	5,588,159	5,666,696
FHLMC, Series 2718, Class FW, VRN, 0.58%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	6,755,099	6,716,281
FHLMC, Series 2779, Class FM SEQ, VRN, 0.58%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(1)	2,439,991	2,423,972
FHLMC, Series 2780, Class BD SEQ, 4.50%, 10/15/17(1)	2,657,682	2,673,841
FHLMC, Series 2827, Class F, VRN, 0.58%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(1)	4,509,091	4,493,878
FHLMC, Series 2890, Class AB SEQ, 3.75%, 12/15/11(1)	442,963	446,578
FHLMC, Series 2931, Class QA, 4.50%, 4/15/15(1)	308,601	308,557
FHLMC, Series 2941, Class XA, 5.00%, 2/15/25(1)	2,047,252	2,067,213
FHLMC, Series 2984, Class NA, 5.50%, 4/15/26(1)	2,264,932	2,311,055
FHLMC, Series 3370, Class FB SEQ, VRN, 0.48%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.25% with a cap of 7.00%	2,298,499	2,295,054
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21(1)	2,102,895	2,225,424
FNMA, Series 2002-71, Class UB, 5.00%, 11/25/15(1)	15,357	15,352
FNMA, Series 2002-83, Class GM SEQ, 5.00%, 5/25/16(1)	1,480,995	1,492,950
FNMA, Series 2002-86, Class KB SEQ, 5.00%, 5/25/16(1)	615,923	620,292
FNMA, Series 2003-3, Class HA SEQ, 5.00%, 9/25/16(1)	576,665	586,826
FNMA, Series 2003-17, Class FN, VRN, 0.53%, 1/25/10, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 8.50%(1)	8,288,682	8,186,511
FNMA, Series 2003-24, Class BF SEQ, VRN, 0.58%, 1/25/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	2,843,538	2,832,172
FNMA, Series 2003-29, Class L SEQ, 5.00%, 9/25/30(1)	1,892,630	1,961,338
FNMA, Series 2003-35, Class KC SEQ, 4.50%, 4/25/17(1)	1,507,524	1,552,485
FNMA, Series 2003-42, Class FK, VRN, 0.63%, 1/25/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(1)	3,457,288	3,435,929
FNMA, Series 2003-43, Class LF, VRN, 0.58%, 1/25/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	4,334,927	4,302,764
FNMA, Series 2004 W5, Class F1, VRN, 0.68%, 1/25/10, resets monthly off the 1-month LIBOR plus 0.45% with a cap of 7.50%(1)	4,660,808	4,545,814
FNMA, Series 2005-53, Class WC SEQ, 5.00%, 8/25/18(1)	2,403,172	2,479,481
FNMA, Series 2006-4, Class A SEQ, 6.00%, 11/25/22(1)	1,913,964	1,970,341
FNMA, Series 2006-77, Class PD, 6.50%, 10/25/30(1)	1,805,021	1,874,574
GNMA, Series 2003-46, Class PA, 5.00%, 5/20/29(1)	3,287,858	3,321,865
GNMA, Series 2003-55, Class PG, 5.00%, 6/20/29(1)	4,371,204	4,430,585
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $111,439,276)		112,949,223

Short-Term Government – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) ― 2.8%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 2.2%
FHLMC, VRN, 2.75%, 2/1/10(1)	$ 49,235	$ 48,845
FHLMC, VRN, 2.55%, 3/1/10(1)	163,619	165,137
FHLMC, VRN, 3.88%, 3/1/10(1)	64,440	66,973
FHLMC, VRN, 5.76%, 8/1/10(1)	3,399,944	3,604,760
FHLMC, VRN, 6.37%, 7/1/11(1)	9,663,308	10,298,832
FNMA, VRN, 2.49%, 2/1/10(1)	1,946,713	1,993,184
FNMA, VRN, 2.50%, 2/1/10(1)	74,709	75,156
FNMA, VRN, 2.75%, 2/1/10(1)	23,287	23,669
FNMA, VRN, 2.83%, 2/1/10(1)	39,290	39,857
FNMA, VRN, 2.93%, 2/1/10(1)	213,710	216,446
FNMA, VRN, 3.12%, 2/1/10(1)	50,556	51,922
FNMA, VRN, 3.25%, 2/1/10(1)	10,388	10,501
FNMA, VRN, 4.03%, 2/1/10(1)	18,595	19,329
FNMA, VRN, 4.29%, 2/1/10(1)	24,084	24,304
FNMA, VRN, 5.06%, 2/1/10(1)	87,798	91,243
FNMA, VRN, 7.49%, 2/1/10(1)	11,386	11,862
FNMA, VRN, 3.16%, 3/1/10(1)	87,082	89,662
FNMA, VRN, 6.17%, 3/1/10(1)	6,349	6,665
FNMA, VRN, 2.60%, 4/1/10(1)	43,759	43,962
FNMA, VRN, 2.875%, 4/1/10(1)	37,920	38,512
FNMA, VRN, 3.20%, 4/1/10(1)	60,338	60,954
FNMA, VRN, 2.83%, 5/1/10(1)	57,828	58,659
FNMA, VRN, 4.78%, 5/1/10(1)	773,949	798,247
FNMA, VRN, 4.81%, 5/1/10(1)	16,811	17,294
FNMA, VRN, 5.41%, 5/1/10(1)	188,505	193,733
FNMA, VRN, 3.25%, 6/1/10(1)	23,719	24,184
FNMA, VRN, 2.94%, 7/1/10(1)	17,724	18,076
FNMA, VRN, 5.59%, 7/1/10(1)	42,982	42,711
FNMA, VRN, 5.79%, 10/1/10(1)	6,872,542	7,250,966
FNMA, VRN, 4.75%, 1/1/11(1)	13,785	14,175
GNMA, VRN, 4.375%, 4/1/10(1)	592	610
GNMA, VRN, 4.875%, 4/1/10(1)	80,672	83,282
GNMA, VRN, 4.375%, 7/1/10(1)	16,918	17,355
GNMA, VRN, 4.125%, 10/1/10(1)	15,841	16,267
GNMA, VRN, 4.625%, 1/1/11(1)	30,370	31,366
		25,548,700
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 0.6%
FHLMC, 6.50%, 1/1/11(1)	25,448	26,184
FHLMC, 6.50%, 5/1/11(1)	54,920	57,703
FHLMC, 6.50%, 12/1/12(1)	109,430	115,742
FHLMC, 6.00%, 2/1/13(1)	312,424	330,087
FHLMC, 7.00%, 11/1/13(1)	23,176	24,732
FHLMC, 7.00%, 12/1/14(1)	25,234	27,237
FHLMC, 6.00%, 1/1/15(1)	842,798	901,379
FHLMC, 7.50%, 5/1/16(1)	310,401	338,205
FHLMC, 5.50%, 11/1/17(1)	953,222	1,014,856
FNMA, 8.00%, 5/1/12(1)	14,614	15,645
FNMA, 6.50%, 1/1/13(1)	472,368	506,975
FNMA, 6.50%, 3/1/13(1)	4,020	4,314

Short-Term Government – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount/Shares	Value

FNMA, 6.00%, 6/1/13(1)	$ 52,317	$ 56,003
FNMA, 6.50%, 6/1/13(1)	2,455	2,644
FNMA, 6.00%, 1/1/14(1)	17,931	19,242
FNMA, 6.00%, 7/1/14(1)	147,685	157,926
FNMA, 5.50%, 4/1/16(1)	284,561	302,603
FNMA, 7.00%, 5/1/32(1)	506,954	559,643
FNMA, 7.00%, 5/1/32(1)	531,830	587,104
FNMA, 7.00%, 6/1/32(1)	165,720	184,661
FNMA, 7.00%, 6/1/32(1)	754,583	833,008
FNMA, 7.00%, 8/1/32(1)	421,702	465,530
GNMA, 9.50%, 11/20/19(1)	9,117	10,406
		6,541,829
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $30,793,994)		32,090,529
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) ― 0.6%
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class C, VRN, 7.63%, 1/4/10(1)	1,200,000	1,205,938
GMAC Commercial Mortgage Securities, Inc., Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(1)	3,073,295	3,076,392
Morgan Stanley Capital I, Series 2004 HQ3, Class A2 SEQ, 4.05%, 1/13/41(1)	1,365,410	1,373,760
Prudential Securities Secured Financing Corp., Series 2000 C1, Class A2 SEQ, VRN, 7.73%, 1/4/10(1)	1,689,973	1,688,964
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $7,279,189)		7,345,054
ASSET-BACKED SECURITIES(3) ― 0.5%
Ameriquest Mortgage Securities, Inc., Series 2003-8, Class AV2, VRN, 0.66%, 1/25/10, resets monthly off the 1-month LIBOR plus 0.43% with no caps(1)	156,156	149,496
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1 SEQ, 2.12%, 2/1/16(1)	5,000,000	4,974,677
TOTAL ASSET-BACKED SECURITIES
(Cost $5,155,829)		5,124,173
CORPORATE BONDS ― 0.4%
Western Corporate Federal Credit Union, 1.75%, 11/2/12(1)
(Cost $4,994,087)	5,000,000	4,980,960
TEMPORARY CASH INVESTMENTS ― 5.1%
FHLB Discount Notes, 0.001%, 1/4/10(4)	28,000,000	28,000,000

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)	31,115,125	31,115,125
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $59,115,122)		59,115,125
TOTAL INVESTMENT SECURITIES — 101.3%
(Cost $1,163,848,959)		1,169,005,927
OTHER ASSETS AND LIABILITIES — (1.3)%		(14,775,626)
TOTAL NET ASSETS — 100.0%	$1,154,230,301

Short-Term Government – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
350	U.S. Treasury 5-Year Notes	March 2010	$40,033,984	$(700,217)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
476	U.S. Treasury 2-Year Notes	March 2010	$102,942,437	$511,128

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $142,977,000.
(2)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or
December 31, 2012.

(3)	Final maturity indicated, unless otherwise noted.
(4)	The rate indicated is the yield to maturity at purchase.

Short-Term Government – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$ 625,184,099	–
U.S. Government Agency Securities and Equivalents	–	322,216,764	–
Collateralized Mortgage Obligations	–	112,949,223	–
U.S. Government Agency Mortgage-Backed Securities	–	32,090,529	–
Commercial Mortgage-Backed Securities	–	7,345,054	–
Asset-Backed Securities	–	5,124,173	–
Corporate Bonds	–	4,980,960	–
Temporary Cash Investments	$31,115,125	28,000,000	–
Total Value of Investment Securities	$31,115,125	$1,137,890,802	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(189,089)	–	–

Short-Term Government – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,163,874,590
Gross tax appreciation of investments	$ 7,652,412
Gross tax depreciation of investments	(2,521,075)
Net tax appreciation (depreciation) of investments	$ 5,131,337

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Capital Preservation Fund

December 31, 2009

Capital Preservation – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY BILLS(1) ― 83.6%
U.S. Treasury Bills, 0.04%, 1/7/10	$ 200,000,000	$ 199,998,700
U.S. Treasury Bills, 0.03%, 1/14/10	253,000,000	252,997,547
U.S. Treasury Bills, 0.08%, 1/28/10	200,000,000	199,988,750
U.S. Treasury Bills, 0.01%, 2/4/10	200,000,000	199,999,056
U.S. Treasury Bills, 0.19%, 2/11/10	435,000,000	434,904,282
U.S. Treasury Bills, 0.02%, 2/18/10	355,000,000	354,991,467
U.S. Treasury Bills, 0.01%, 2/25/10	360,000,000	359,994,500
U.S. Treasury Bills, 0.08%, 3/4/10	200,000,000	199,973,736
U.S. Treasury Bills, 0.06%, 3/25/10	175,000,000	174,975,388
U.S. Treasury Bills, 0.37%, 4/1/10	135,000,000	134,876,312
U.S. Treasury Bills, 0.17%, 6/17/10	30,000,000	29,977,038
U.S. Treasury Bills, 0.51%, 7/29/10	10,000,000	9,970,682
U.S. Treasury Bills, 0.45%, 8/26/10	75,000,000	74,779,787
U.S. Treasury Bills, 0.40%, 9/23/10	20,000,000	19,941,700
U.S. Treasury Bills, 0.39%, 10/21/10	50,000,000	49,842,919
U.S. Treasury Bills, 0.32%, 11/18/10	10,000,000	9,971,467
TOTAL U.S. TREASURY BILLS		2,707,183,331
U.S. TREASURY NOTES(1) ― 8.2%
U.S. Treasury Notes, 6.50%, 2/15/10	25,000,000	25,175,139
U.S. Treasury Notes, 1.75%, 3/31/10	50,000,000	50,186,391
U.S. Treasury Notes, 3.625%, 6/15/10	15,768,000	16,008,675
U.S. Treasury Notes, 2.875%, 6/30/10	75,000,000	75,809,828
U.S. Treasury Notes, 3.875%, 7/15/10	25,000,000	25,456,805
U.S. Treasury Notes, 2.375%, 8/31/10	15,000,000	15,199,656
U.S. Treasury Notes, 4.25%, 10/15/10	55,000,000	56,653,204
TOTAL U.S. TREASURY NOTES		264,489,698
TOTAL INVESTMENT SECURITIES — 91.8%		2,971,673,029
OTHER ASSETS AND LIABILITIES — 8.2%(2)		266,557,172
TOTAL NET ASSETS — 100.0%		$3,238,230,201

Notes to Schedule of Investments

(1)	The rate for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.
(2)	Category includes amounts related to net securities sold but not settled as of the period end.

Capital Preservation – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are generally valued at amortized cost, which approximates current market value.  Investments in open-end management investment companies are valued at the reported net asset value.  When such valuations do not reflect market value, securities may be valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of  December 31, 2009, the valuation inputs used to determine the fair value of the fund’s investment securities were classified as Level 2.

3. Federal Tax Information

As of December 31, 2009, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,971,673,029

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GOVERNMENT INCOME TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 25, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 25, 2010